Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
REVENUES	$ 348,664	$ 325,791	$ 275,171
COST OF REVENUES	89,910	85,721	74,994
GROSS MARGIN	258,754	240,070	200,177
EXPENSES
Sales and marketing	38,785	40,389	36,873
Research and development	54,066	53,513	47,872
General and administrative	36,267	34,628	30,012
Other charges (Note 20)	2,335	3,797	3,798
Amortization of intangible assets	55,905	55,485	40,179
Operating Expenses, Total	187,358	187,812	158,734
INCOME FROM OPERATIONS	71,396	52,258	41,443
INTEREST EXPENSE	(1,186)	(4,416)	(2,128)
INVESTMENT INCOME	159	193	195
INCOME BEFORE INCOME TAXES	70,369	48,033	39,510
INCOME TAX EXPENSE (Note 18)
Current	3,746	5,295	6,042
Deferred	14,523	5,743	2,191
Income Tax Expense (Benefit), Total	18,269	11,038	8,233
NET INCOME	$ 52,100	$ 36,997	$ 31,277
Earnings per share
Basic (in dollars per share)	$ 0.62	$ 0.45	$ 0.41
Diluted (in dollars per share)	$ 0.61	$ 0.45	$ 0.40
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	84,360	81,659	76,832
Diluted (in shares)	85,756	82,867	77,791